Acquisition of Heidmar (Tables)	6 Months Ended
Jun. 30, 2019
Business Combinations [Abstract]
Fair value of the identifiable assets and liabilities acquired
Assets:
Cash and cash equivalents	$21,344
Receivables from affiliates	10,245
Other current assets	3,174
Property and Equipment, net (Note 6)	1,098
Trade Name (Note 7, 13)	2,555
Customer Relationships (Note 7, 13)	20,677
Right of use asset non-current (Note 10)	36,966
Other non-current assets	750
Total assets acquired	$96,809

Liabilities:
Total current liabilities (Note 10)	$21,950
Total non-current liabilities (Notes 10, 21)	34,922
Total liabilities assumed	$56,872

Net assets acquired	$39,937
Cash consideration paid	16,825
Fair Value of existed interest in Heidmar LLC	34,000
Goodwill on acquisition	$10,888